Jun. 01, 2022
American Beacon ARK Transformational Innovation Fund
C Class shares automatically convert to A Class shares 8 years after purchase. This Example reflects your costs as though C Class shares were held for the full 10-year period.
American Beacon Shapiro Equity Opportunities Fund
C Class shares automatically convert to A Class shares 8 years after purchase. This Example reflects your costs as though C Class shares were held for the full 10-year period.
American Beacon Shapiro SMID Cap Equity Fund
C Class shares automatically convert to A Class shares 8 years after purchase. This Example reflects your costs as though C Class shares were held for the full 10-year period.
American Beacon TwentyFour Strategic Income Fund
C Class shares automatically convert to A Class shares 8 years after purchase. This Example reflects your costs as though C Class shares were held for the full 10-year period.
American Beacon TwentyFour Sustainable Short Term Bond Fund
C Class shares automatically convert to A Class shares 8 years after purchase. This Example reflects your costs as though C Class shares were held for the full 10-year period.